ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2023	2022
	U.S. dollars in thousands
Accrued expenses	3,765	16,168
Employees and related liabilities	727	1,667
Government institutions	100	114
	4,592	17,949